Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1		$ 76,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2		508,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3		1,056,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4		720,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5		753,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6		552,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7		538,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8		252,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9		344,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10		3,257,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11		2,268,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12		989,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13		$ 11,313,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1	$ 76,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2	508,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3	1,056,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4	720,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5	753,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6	552,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7	538,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8	252,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9	344,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10	3,257,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11	2,268,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12	989,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13	1,738,000
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 14	$ 13,051,000